Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2015	2014
Returns reserve	$109,765	$64,144
Accrued income taxes	75,384	27,090
Medicaid and indirect rebates	43,202	32,484
Employees and payroll accruals	18,264	19,498
Accrued expenses	16,999	9,702
Due to customers	12,115	10,702
Derivative instruments	5,449	3,213
Royalties	4,251	2,321
Settlements and loss contingencies	540	26,540
Legal and audit fees	329	496
Deferred taxes	261	343
Deferred revenue	79	19,917
Other	2,975	4,085

	$289,613	$220,535

Schedule of Other Long-Term Liabilities
b.	Other long-term liabilities:

	March 31,
	2015	2014
Accrued severance pay	$1,712	$1,990
Deferred revenue	983	—
Interest rate swap	655	802
Other	130	60

	$3,480	$2,852